Schedule - Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		$ 5,432	$ 5,200	$ 4,063
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		52,911	45,397	40,730
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		642	786	831
Supplementary Insurance Information, Net investment income	[2]	2,139	1,982	1,900
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		2,704	2,740	2,598
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		433	68	207
Supplementary Insurance Information, Other operating expenses	[2]	998	1,044	1,055
Supplementary Insurance Information, Premiums written		0	0	0
IPS - Annuity [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		3,309	3,070	2,495
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		18,007	15,160	12,619
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		309	459	518
Supplementary Insurance Information, Net investment income	[2]	713	591	546
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		1,074	1,257	1,198
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		235	13	120
Supplementary Insurance Information, Other operating expenses	[2]	333	334	300
Supplementary Insurance Information, Premiums written		0	0	0
Retirement Plans Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		229	222	216
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		17,443	15,940	14,905
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Net investment income	[2]	791	752	750
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		531	494	482
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		4	7	(28)
Supplementary Insurance Information, Other operating expenses	[2]	181	163	153
Supplementary Insurance Information, Premiums written		0	0	0
IPS - Life And NBSG [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		2,081	1,937	1,717
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		14,614	11,582	10,763
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		296	292	284
Supplementary Insurance Information, Net investment income	[2]	624	602	565
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		1,037	941	875
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		197	115	122
Supplementary Insurance Information, Other operating expenses	[2]	321	371	348
Supplementary Insurance Information, Premiums written		0	0	0
Corporate And Other Segment [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		(187)	(29)	(365)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		2,847	2,715	2,443
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		37	35	29
Supplementary Insurance Information, Net investment income	[2]	11	37	39
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		62	48	43
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		(3)	(67)	(7)
Supplementary Insurance Information, Other operating expenses	[2]	163	176	254
Supplementary Insurance Information, Premiums written		$ 0	$ 0	$ 0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.